UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments (Unaudited)		July 31, 2014

Shares	COMMON STOCKS - 88.14%	Value
	Aerospace & Defense - 1.17%
150,000	Air Industries Group, Inc.	$1,528,500
322,405	CPI Aerostructures, Inc. (a)	3,820,499
		5,348,999
	Auto Parts & Equipment - 1.82%
211,618	Miller Industries, Inc.	4,060,950
486,081	SORL Auto Parts, Inc. (a)	1,725,588
230,000	Stoneridge, Inc. (a)	2,523,100
		8,309,638
	Business Services - 6.20%
79,150	Barrett Business Services, Inc.	4,517,882
230,800	Datalink Corp. (a)	2,608,040
300,000	EPIQ Systems, Inc.	4,326,000
198,200	GP Strategies Corp. (a)	5,393,022
980,085	Innodata Isogen, Inc. (a)	2,979,459
550,000	PRGX Global, Inc. (a)	3,311,000
498,000	RCM Technologies, Inc. (a)	3,341,580
38,200	Rentrak Corporation (a)	1,896,248
		28,373,231
	Chemical & Related Products - 2.71%
169,644	Aceto Corporation	2,843,233
158,000	KMG Chemicals, Inc.	2,649,660
399,109	OMNOVA Solutions, Inc. (a)	3,220,810
299,080	Penford Corp. (a)	3,672,702
		12,386,405
	Computers & Electronics - 1.84%
325,069	CyberOptics Corp. (a)	2,678,568
500,000	PC-Tel, Inc.	3,770,000
150,000	Qumu Corp. (a)	1,972,500
		8,421,068
	Construction & Engineering - 5.16%
152,155	Comfort Systems USA, Inc.	2,267,110
440,000	Furmanite Corp. (a)	4,026,000
1,252,714	Hill International, Inc. (a)	6,025,554
250,000	Layne Christensen Company (a)	2,712,500
310,000	MFRI, Inc. (a)	3,413,100
580,800	Sterling Construction Company, Inc. (a)	5,151,696
		23,595,960
	Consumer Products - Manufacturing - 4.74%
251,102	Delta Apparel, Inc. (a)	3,234,194
140,240	Flexsteel Industries, Inc.	4,243,662
125,000	Motorcar Parts of America, Inc.
	(Acquired 4/24/2012, Cost $968,750) (a)(b)	2,782,500
128,970	Motorcar Parts of America, Inc. (a)	2,870,872
180,000	Orchids Paper Products Co.	4,752,000
80,000	Universal Electronics, Inc. (a)	3,810,400
		21,693,628
	Consumer Services - 1.86%
503,000	Dice Holdings, Inc. (a)	4,607,480
1,400,000	Hudson Technologies, Inc. (a)	3,906,000
		8,513,480
	Energy & Related Services - 5.00%
3,140,000	Cal Dive International, Inc. (a)	3,422,600
140,000	Matrix Service Co. (a)	3,759,000
146,900	Mitcham Industries, Inc. (a)	1,905,293
325,000	Newpark Resources, Inc. (a)	3,974,750
130,000	PHI, Inc. (a)	5,128,500
200,000	Renewable Energy Group, Inc. (a)	2,240,000
622,800	TGC Industries, Inc. (a)	2,447,604
		22,877,747

	Financial Services - 11.42%
452,800	Atlas Financial Holdings, Inc. (a)	6,456,928
170,000	Bankwell Financial Group, Inc. (a)	2,907,000
115,600	Berkshire Hills Bancorp, Inc.	2,794,052
928,000	Cowen Group, Inc. (a)	3,712,000
69,370	EMC Insurance Group, Inc.	2,041,559
110,000	FBR & Co. (a)	3,075,600
600,000	Global Cash Access Holdings, Inc. (a)	5,022,000
100,700	Hennessy Advisors, Inc.	1,611,200
100,000	Liberty Tax, Inc. (a)	3,511,000
233,140	Oppenheimer Holdings, Inc.	5,320,255
250,924	Silvercrest Asset Management Group, Inc. - Class A	4,044,895
542,247	SWS Group, Inc. (a)	3,882,488
325,000	TriState Capital Holdings, Inc. (a)	3,181,750
325,000	United Insurance Holdings Corp.	4,719,000
		52,279,727
	Food - 5.04%
300,000	Crimson Wine Group Ltd. (a)	2,820,000
350,000	Diversified Restaurant Holdings, Inc. (a)	1,641,500
142,955	Farmer Brothers Co. (a)	2,926,289
255,000	John B. Sanfilippo & Son, Inc. (a)	6,744,750
300,000	Landec Corp. (a)	3,663,000
375,000	Omega Protein Corp. (a)	5,257,500
		23,053,039
	Health Care Providers & Services - 0.84%
649,800	Skilled Healthcare Group, Inc. - Class A (a)	3,866,310
		3,866,310
	Leisure - 2.02%
900,000	Century Casinos, Inc. (a)	4,986,000
988,473	Full House Resorts, Inc. (a)(c)	1,393,747
230,000	Monarch Casino & Resort, Inc. (a)	2,870,400
		9,250,147
	Medical Supplies & Services - 6.75%
197,400	Addus Homecare Corp. (a)	4,370,436
542,292	BioScrip, Inc. (a)	4,061,767
169,940	CryoLife, Inc.	1,673,909
182,000	Exactech, Inc. (a)	4,138,680
500,000	Five Star Quality Care, Inc. (a)	2,285,000
1,106,000	Liberator Medical Holdings, Inc.	3,439,660
300,000	PhotoMedex, Inc. (a)	3,237,000
400,000	Syneron Medical Ltd. (a)	4,040,000
110,000	The Ensign Group, Inc.	3,622,300
		30,868,752
	Minerals & Resources - 0.75%
225,000	Global Brass & Copper Holdings, Inc.	3,415,500
		3,415,500
	Oil & Gas - 5.83%
580,000	Abraxas Petroleum Corp. (a)	2,958,000
375,000	Hallador Energy Co.	5,257,500
425,000	Resolute Energy Corp. (a)	3,247,000
272,040	SAExploration Holdings, Inc. (a)	2,380,350
375,000	Synergy Resources Corp. (a)	3,945,000
300,000	Triangle Petroleum Corp. (a)	3,240,000
650,000	Vaalco Energy, Inc. (a)	4,485,000
200,000	Warren Resources, Inc. (a)	1,178,000
		26,690,850
	Pharmaceuticals - 0.43%
1,522,806	LifeVantage Corp. (a)	1,979,648
		1,979,648
	Retail - 4.90%
225,000	Big 5 Sporting Goods Corp.	2,229,750
561,600	CafePress, Inc. (a)	2,948,400
500,000	Christopher & Banks Corp. (a)	4,275,000
173,050	Kirklands, Inc. (a)	3,255,070
400,000	PCM, Inc. (a)	3,960,000
307,100	Systemax, Inc. (a)	4,198,057
59,953	Weyco Group, Inc.	1,556,380
		22,422,657

	Road & Rail - 0.91%
350,600	Covenant Transportation Group, Inc. - Class A (a)	4,168,634
		4,168,634
	Semiconductor Related Products - 4.26%
1,497,584	AXT, Inc. (a)	3,219,806
300,000	Integrated Silicon Solution, Inc.	4,386,000
575,000	Photronics, Inc. (a)	4,582,750
400,000	Rudolph Technologies, Inc. (a)	3,684,000
130,400	Sparton Corp. (a)	3,604,256
		19,476,812
	Software - 3.19%
420,000	American Software, Inc. - Class A	3,910,200
2,159,733	iPass, Inc. (a)	2,894,042
575,000	VASCO Data Security International, Inc. (a)	7,802,750
		14,606,992
	Specialty Manufacturing - 7.17%
286,500	Core Molding Technologies, Inc. (a)	3,796,125
200,000	Courier Corp.	2,610,000
105,000	Douglas Dynamics, Inc.	1,753,500
150,000	Federal Signal Corp.	2,169,000
198,800	Global Power Equipment Group, Inc.	3,274,236
250,000	KVH Industries, Inc. (a)	3,252,500
77,200	L.B. Foster Co.	3,601,380
325,000	Manitex International, Inc. (a)	4,491,500
207,000	Northern Technologies International Corp. (a)	4,202,100
102,422	Northwest Pipe Co. (a)	3,671,829
		32,822,170
	Telecommunications - 1.82%
2,077,000	Ceragon Networks Ltd. (a)	4,154,000
220,000	Oplink Communications, Inc. (a)	4,193,200
		8,347,200
	Transportation - 2.31%
473,000	DHT Holdings, Inc.	3,131,260
420,000	Scorpio Tankers, Inc.	3,943,800
325,000	StealthGas, Inc. (a)	3,477,500
		10,552,560

	TOTAL COMMON STOCKS (Cost $316,470,920)	$403,321,154

Shares	REAL ESTATE INVESTMENT TRUSTS - 4.02%	Value
110,000	CareTrust Real Estate Investment Trust, Inc.	$1,876,600
310,000	City Office Real Estate Investment Trust, Inc.	3,878,100
375,895	Monmouth Real Estate Investment Corp. - Class A	3,864,200
375,812	Physicians Realty Trust	5,291,433
234,000	Whitestone Real Estate Investment Trust	3,500,640

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,690,054)	$18,410,973

Shares	SHORT TERM INVESTMENTS - 8.62%	Value
16,262,070	Alpine Municipal Money Market Fund - Investor Class, 0.03% (d)	$16,262,070
23,200,000	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio - Class I, 0.01% (d)	23,200,000

	TOTAL SHORT TERM INVESTMENTS (Cost $39,462,070)	$39,462,070

	Total Investments (Cost $370,623,044) - 100.78%	$461,194,197
	Liabilities in Excess of Other Assets - (0.78)%	(3,567,645)
	TOTAL NET ASSETS - 100.00%	$457,626,552

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act")
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market value of this security is
$2,782,500 or 0.61% of the Fund's net assets. This security is deemed to be liquid.
(c) Affiliated issuer. See Note 3 of the Notes to Schedule of Investments.
(d) Variable rate security; the rate shown is the effective rate as of July 31, 2014.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these schedule of investments.

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		July 31, 2014

Shares	COMMON STOCKS - 98.53%	Value
	Aerospace & Defense - 2.04%
45,000	CPI Aerostructures, Inc. (a)	$533,250
98,000	Kratos Defense & Security Solutions, Inc. (a)	715,400
102,183	Micronet Enertec Technologies, Inc. (a)	361,728
		1,610,378
	Air Transport - 0.92%
46,000	AeroCentury Corp. (a)	726,340
		726,340
	Auto Parts & Equipment - 1.67%
140,324	SORL Auto Parts, Inc. (a)	498,150
120,000	Supreme Industries, Inc. (a)	818,400
		1,316,550
	Biotechnology - 2.03%
124,500	Columbia Laboratories, Inc. (a)	764,430
36,000	Trinity Biotech Plc - ADR	836,280
		1,600,710
	Business Services - 12.35%
354,956	Auxilio, Inc. (a)	408,199
192,983	DLH Holdings Corp. (a)	370,527
100,000	Edgewater Technology, Inc. (a)	611,000
167,000	Information Services Group, Inc. (a)	729,790
216,000	Innodata Isogen, Inc. (a)	656,640
269,000	Intrusion, Inc. (a)	455,955
382,700	Newtek Business Services, Inc. (a)	941,442
175,742	Professional Diversity Network, Inc. (a)	936,705
1,666,667	Quadrant 4 Systems Corp.
	(Acquired 1/22/2014, 2/4/2014 and 3/24/2014 Cost $806,500) (a)(b)	633,333
779,433	Quadrant 4 Systems Corp. (a)	296,185
80,000	RCM Technologies, Inc. (a)	536,800
234,000	SmartPros Ltd.	526,500
212,444	Sysorex Global Holdings Corp. (a)	811,536
51,953	Transcat, Inc. (a)	506,542
523,000	USA Technologies, Inc. (a)	1,066,920
180,000	WidePoint Corp. (a)	264,600
		9,752,674
	Chemical & Related Products - 1.53%
496,000	Flexible Solutions International, Inc. (a)	689,440
61,300	TOR Minerals International, Inc. (a)	521,663
		1,211,103
	Commercial Services & Supplies - 1.24%
74,213	Empire Resources, Inc.	354,367
70,000	General Finance Corp. (a)	623,700
		978,067
	Computers & Electronics - 4.37%
303,408	ADDvantage Technologies Group, Inc. (a)	743,350
100,000	Concurrent Computer Corporation	745,000
77,000	CyberOptics Corp. (a)	634,480
160,000	Dot Hill Systems Corp. (a)	628,800
144,000	NAPCO Security Technologies, Inc. (a)	695,520
		3,447,150
	Construction & Engineering - 2.86%
81,400	Gencor Industries, Inc. (a)	877,492
183,541	Hill International, Inc. (a)	882,832
10,000	MFRI, Inc. (a)	110,100
50,000	Willdan Group, Inc. (a)	386,000
		2,256,424
	Consumer Products - Distributing - 1.58%
248,399	FitLife Brands, Inc. (a)	591,190
200,000	US Auto Parts Network, Inc. (a)	656,000
		1,247,190

	Consumer Products - Manufacturing - 3.86%
71,022	Cherokee, Inc.	1,192,459
74,600	Crown Crafts, Inc.	578,150
22,500	Flexsteel Industries, Inc.	680,850
140,000	Vapor Corp. (a)	599,200
		3,050,659
	Consumer Services - 0.92%
260,000	Hudson Technologies, Inc. (a)	725,400
		725,400
	Electronic Equipment & Instruments - 3.97%
58,100	Allied Motion Technologies, Inc.	707,658
375,000	Iteris, Inc. (a)	618,750
63,834	Richardson Electronics Ltd.	636,425
189,835	Ultralife Corp. (a)	685,304
398,000	Wells-Gardner Electronics Corp. (a)	485,560
		3,133,697
	Energy & Related Services - 1.03%
460,000	Uranium Energy Corp. (a)	814,200
		814,200
	Environmental Services - 1.67%
150,000	Fuel Tech, Inc. (a)	754,500
176,300	Versar, Inc. (a)	560,634
		1,315,134
	Financial Services - 10.50%
77,350	1347 Property Insurance Holdings, Inc. (a)	657,475
125,836	AMREP Corp. (a)	719,782
60,500	Atlas Financial Holdings, Inc. (a)	862,730
38,200	First Internet Bancorp	671,938
60,000	Hennessy Advisors, Inc.	960,000
50,000	HopFed Bancorp, Inc.	602,000
25,000	Liberty Tax, Inc. (a)	877,750
100,000	MicroFinancial, Inc.	764,000
60,000	Pacific Premier Bancorp (a)	858,000
55,000	United Insurance Holdings Corp.	798,600
80,000	Xenith Bankshares, Inc. (a)	519,200
		8,291,475
	Food - 3.30%
163,862	Diversified Restaurant Holdings, Inc. (a)	768,513
700,000	Hot Mama's Foods, Inc.
	(Acquired 1/28/2014, Cost $560,000) (a)(b)	161,000
33,600	John B. Sanfilippo & Son, Inc. (a)	888,720
138,500	Willamette Valley Vineyards, Inc. (a)	785,295
		2,603,528
	Health Care Providers & Services - 0.61%
142,100	Celsion Corporation (a)	483,140
		483,140
	Insurance - 1.18%
136,000	Kingstone Companies, Inc.	931,600
		931,600
	Leisure - 5.26%
207,100	Century Casinos, Inc. (a)	1,147,334
322,000	Full House Resorts, Inc. (a)	454,020
1,534,825	Galaxy Gaming, Inc. (a)	574,792
103,500	Gaming Partners International Corp. (a)	894,240
424,700	Nevada Gold & Casinos, Inc. (a)	496,899
1,100,000	NTN Buzztime, Inc. (a)	583,000
		4,150,285
	Medical Supplies & Services - 4.58%
28,500	Addus Homecare Corp. (a)	630,990
368,200	Allied Healthcare Products (a)	758,492
49,000	Birner Dental Management Services, Inc.	833,000
1,200,000	Hooper Holmes, Inc. (a)	806,040
95,000	Lakeland Industries, Inc. (a)	584,250
		3,612,772

	Minerals & Resources - 0.64%
248,990	Silvercrest Mines, Inc. (a)	502,960
		502,960
	Motion Pictures - 1.04%
212,000	Ballantyne Strong, Inc. (a)	820,440
		820,440
	Oil & Gas - 5.72%
100,000	American Eagle Energy Corp. (a)	643,000
493,893	Deep Down, Inc. (a)	913,702
200,000	Enservco Corp. (a)	642,000
84,000	Hallador Energy Co.	1,177,680
370,000	PEDEVCO Corp. (a)	643,800
60,000	Vertex Energy, Inc. (a)	493,200
		4,513,382
	Retail - 0.66%
100,000	CafePress, Inc. (a)	525,000
		525,000
	Semiconductor Related Products - 5.46%
396,000	AXT, Inc. (a)	851,400
99,700	DSP Group, Inc. (a)	884,339
206,000	inTEST Corp. (a)	929,060
200,000	On Track Innovations Ltd. (a)	418,000
140,000	Sigma Designs, Inc. (a)	593,600
23,000	Sparton Corporation (a)	635,720
		4,312,119
	Software - 7.35%
239,000	ARI Network Services, Inc. (a)	709,830
114,900	Asure Software, Inc. (a)	600,927
261,200	Bsquare Corp. (a)	796,660
100,000	Cimatron Ltd. (a)	568,000
94,000	Evolving Systems, Inc.	928,720
300,000	GlobalSCAPE, Inc.	792,000
647,000	iPass, Inc. (a)	866,980
174,000	Speed Commerce, Inc. (a)	541,140
		5,804,257
	Specialty Manufacturing - 8.53%
54,200	Broadwind Energy, Inc. (a)	470,185
51,634	CECO Environmental Corp.	701,190
131,046	China Solar & Clean Energy Solutions, Inc.
	(Acquired 3/15/2005, 10/3/2005, and 3/5/2008, Cost $441,000) (a)(b)	3,931
173,500	CTI Industries Corp. (a)(d)	791,160
70,000	Friedman Industries	610,400
25,000	Hurco Companies, Inc.	802,750
59,000	KVH Industries, Inc. (a)	767,590
37,000	Northern Technologies International Corp. (a)	751,100
257,000	Orbit International Corp. (a)(d)	722,170
98,900	Pioneer Power Solutions, Inc. (a)	797,134
950,000	TechPrecision Corp. (a)	327,750
166,667	Worldwide Energy & Manufacturing USA, Inc.
	(Acquired 1/26/2010, Cost $749,997) (a)(b)(c)	–
46,183	Worldwide Energy & Manufacturing USA, Inc. (a)(c)	–
		6,745,360
	Telecommunications - 0.83%
660,000	Mobivity Holdings Corp.
	(Acquired 3/11/2014, Cost $660,000) (a)(b)	653,400
		653,400
	Transportation - 0.83%
53,300	DHT Holdings, Inc.
	(Acquired 11/25/2013, Cost $296,222) (a)(b)	352,846
45,200	DHT Holdings, Inc. (a)	299,224
		652,070

	TOTAL COMMON STOCKS (Cost $69,350,801)	$77,787,464

Shares	REAL ESTATE INVESTMENT TRUSTS- 1.24%	Value
41,584	Bluerock Resident Growth Real Estate Investment Trust, Inc.	$482,374
55,000	Preferred Apartment Communities, Inc.	494,450

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,052,930)	$976,824

Contracts	WARRANTS - 0.01%	Value
	Electronic Equipment & Instruments
249,000	The LGL Group, Inc. Warrant
	Expiration: 8/6/2018, Exercise Price: $7.50 (a)(c)	$9,587

	Food
350,000	Hot Mama's Foods, Inc. Warrant
	(Acquired 1/28/2014, Cost $0)
	Expiration: 1/28/2017, Exercise Price: $2.00 (a)(b)(c)	–

	Specialty Manufacturing
418,518	Worldwide Energy & Manufacturing USA, Inc. Warrant
	(Acquired 1/26/2010, Cost $0)
	Expiration: 1/26/2015, Exercise Price: $5.65 (a)(b)(c)	–

165,000	Telecommunications
	Mobivity Holdings Corp. Warrant
	Expiration: 3/11/2019, Exercise Price $1.20 (a)(b)(c)	–

	Oil & Gas
35,625	American Standard Energy Corp. Warrant A
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/1/2016, Exercise Price: $5.00 (a)(b)(c)	–
35,625	American Standard Energy Corp. Warrant B
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/1/2016, Exercise Price: $6.50 (a)(b)(c)	–

	TOTAL WARRANTS (Cost $346,104)	$9,587

Shares	SHORT TERM INVESTMENTS - 0.00%	Value
875	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio - Class I, 0.01% (e)	$875

	TOTAL SHORT TERM INVESTMENTS (Cost $875)	$875

	Total Investments (Cost $70,750,710) - 99.78%	$78,774,750
	Other Assets in Excess of Liabilities - 0.22%	176,765
	TOTAL NET ASSETS - 100.00%	$78,951,515

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non-income producing security.
(b) Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act")
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market value of these securities totals $1,804,510 or 2.29% of the Fund's Net Assets. Of these securities, $164,931 or 0.21% of the Fund's Net Assets were deemed to be illiquid.
(c)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of
Directors. These securities represent $9,587 or 0.01% of the Fund's Net Assets. With the exception of Worldwide
Energy & Manufacturing USA, Inc. ("WEMU") and WEMU warrants, these securities were classified as Level 2.
WEMU and WEMU warrants were classified as Level 3 securities.
(d) Affiliated issuer: See Note 3 of the Notes to Schedule of Investments.
(e) Variable rate security; the rate shown is the effective rate as of July 31, 2014.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these schedule of investments.

Perritt Low Priced Stock Fund
Schedule of Investments (Unaudited)		July 31, 2014

Shares	COMMON STOCKS - 93.16%	Value
	Aerospace & Defense - 1.50%
3,000	Air Industries Group, Inc.	$30,570
		30,570
	Air Transport - 3.54%
2,400	Hawaiian Holdings, Inc. (a)	33,432
3,600	JetBlue Airways Corp. (a)	38,592
		72,024
	Biotechnology - 2.43%
1,500	Cambrex Corp. (a)	31,605
2,900	Columbia Laboratories, Inc. (a)	17,806
		49,411
	Business Services - 6.53%
2,900	Graphic Packaging Holding Co. (a)	34,800
9,000	Information Services Group, Inc. (a)	39,330
5,600	Lionbridge Technologies, Inc. (a)	32,088
1,525	RCM Technologies, Inc. (a)	10,233
1,100	Steelcase, Inc.	16,610
		133,061
	Chemical & Related Products - 1.77%
800	FutureFuel Corporation	12,608
2,900	OMNOVA Solutions, Inc. (a)	23,403
		36,011
	Commercial Banks - 0.95%
2,800	Southcoast Financial Corp. (a)	19,264
		19,264
	Commercial Services & Supplies - 1.07%
3,300	ACCO Brands Corp. (a)	21,846
		21,846
	Communications Equipment - 4.14%
2,200	ClearOne, Inc. (a)	21,208
5,700	Mitel Networks Corp. (a)	63,099
		84,307
	Computers & Electronics - 1.85%
4,100	Brocade Communications Systems, Inc.	37,761
		37,761
	Construction & Engineering - 1.48%
2,800	Gencor Industries, Inc. (a)	30,184
		30,184
	Consumer Products - Manufacturing - 2.23%
3,000	Crown Crafts, Inc.	23,250
1,800	Smith & Wesson Holding Corp. (a)	22,230
		45,480
	Electronic Equipment & Instruments - 3.57%
1,400	Allied Motion Technologies, Inc.	17,052
2,100	Daktronics, Inc.	23,310
2,000	Orbotech Ltd. (a)	32,260
		72,622
	Energy & Related Services - 0.55%
1,000	Renewable Energy Group, Inc. (a)	11,200
		11,200
	Energy Equipment & Services - 2.02%
5,800	Tsakos Energy Navigation Ltd.	41,064
		41,064

	Financial Services - 3.60%
1,800	Atlas Financial Holdings, Inc. (a)	25,668
1,900	Janus Capital Group, Inc.	21,641
2,500	Pzena Investment Management, Inc.	26,025
		73,334
	Health Care Providers & Services - 2.90%
3,800	Select Medical Holdings Corp.	59,052
		59,052
	Insurance - 1.27%
1,600	CNO Financial Group, Inc.	25,888
		25,888
	Leisure - 3.24%
2,200	Century Casinos, Inc. (a)	12,188
2,900	Nautilus, Inc. (a)	28,884
3,100	Reading International, Inc. (a)	24,893
		65,965
	Medical Supplies & Services - 6.73%
2,000	AMN Healthcare Services, Inc. (a)	26,200
23,000	Hooper Holmes, Inc. (a)	15,449
4,000	iRadimed Corp. (a)	36,520
900	Merit Medical Systems, Inc. (a)	11,556
1,700	PhotoMedex, Inc. (a)	18,343
3,300	Symmetry Medical, Inc. (a)	29,073
		137,141
	Minerals & Resources - 1.41%
3,000	Sibanye Gold Ltd. - ADR (a)	28,620
		28,620
	Oil & Gas - 13.43%
4,100	Bellatrix Exploration Ltd. (a)	30,381
4,000	Callon Petroleum Co. (a)	39,520
6,600	Enservco Corp. (a)	21,186
4,400	Gran Tierra Energy, Inc. (a)	29,216
2,600	Hercules Offshore, Inc. (a)	9,178
1,700	Kodiak Oil & Gas Corp. (a)	26,418
1,900	Penn Virginia Corp. (a)	24,738
4,800	Star Gas Partners LP	29,664
1,800	Trecora Resources (a)	21,636
1,700	W&T Offshore, Inc.	22,797
3,200	Warren Resources, Inc. (a)	18,848
		273,582
	Retail - 2.87%
5,600	1-800-Flowers.com, Inc. (a)	28,672
2,300	Stein Mart, Inc.	29,854
		58,526
	Semiconductor Related Products - 9.08%
1,800	Amkor Technology, Inc. (a)	15,930
1,500	Cascade Microtech, Inc. (a)	16,590
2,300	Entegris, Inc. (a)	26,427
5,300	inTEST Corp. (a)	23,903
2,500	Photronics, Inc. (a)	19,925
3,000	RF Micro Devices, Inc. (a)	33,480
800	Sparton Corp. (a)	22,112
1,800	Vishay Intertechnology, Inc.	26,514
		184,881
	Software - 1.37%
3,000	American Software, Inc. (a)	27,930
		27,930

	Specialty Manufacturing - 7.73%
2,000	CECO Environmental Corp.	27,160
1,300	Core Molding Technologies, Inc. (a)	17,225
1,300	Federal Signal Corp.	18,798
4,400	Mueller Water Products, Inc.	34,100
900	NN, Inc.	26,100
2,500	Wabash National Corp. (a)	34,025
		157,408
	Telecommunications - 3.45%
1,947	Harmonic, Inc. (a)	11,682
3,300	Inteliquent, Inc.	35,013
2,700	RRSat Global Communications Network Ltd.	23,571
		70,266
	Transportation - 2.45%
8,200	Radiant Logistics, Inc. (a)	25,502
2,600	Scorpio Tankers, Inc.	24,414
		49,916

	TOTAL COMMON STOCKS (Cost $1,959,611)	$1,897,314

Shares	REAL ESTATE INVESTMENT TRUSTS - 2.35%	Value
1,600	Diamondrock Hospitality Co.	$19,616
2,100	Medical Properties Trust, Inc.	28,266

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $47,863)	$47,882

Shares	SHORT TERM INVESTMENTS - 3.78%	Value
77,075	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05% (b)	$77,075

	TOTAL SHORT TERM INVESTMENTS (Cost $77,075)	$77,075

	Total Investments (Cost $2,084,549) - 99.29%	$2,022,271
	Other Assets in Excess of Liabilities - 0.71%	14,445
	TOTAL NET ASSETS - 100.00%	$2,036,716

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown is the effective rate as of July 31, 2014.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these schedule of investments.

Notes to the Schedule of Investments (Unaudited)
Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)				July 31, 2014

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes for the Perritt MicroCap Opportunities Fund (the "MicroCap Fund"), the Perritt Ultra
MicroCap Fund (the "Ultra MicroCap Fund") and the Perritt Low Priced Stock Fund (the "Low Priced Stock Fund") (collectively, the "Funds") at July 31, 2014 was as follows*:
	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Cost of investments	$370,623,044	$70,750,710	$2,084,549

Gross unrealized appreciation	116,998,021	16,421,799	83,170
Gross unrealized depreciation	(26,426,868)	(8,397,759)	(145,448)
Net unrealized appreciation/(depreciation)	$90,571,153	$8,024,040	$(62,278)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds' investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds' fair value procedures allow for the use of certain methods performed by the Funds' advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds' may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of July 31, 2014:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$55,951,868	$-	$-	$55,951,868
Consumer Staples	27,919,847	-	-	27,919,847
Energy	60,121,157	-	-	60,121,157
Financials	43,746,727	-	-	43,746,727
Health Care	31,295,402	-	-	31,295,402
Industrials	85,767,461	-	-	85,767,461
Information Technology	77,314,295	-	-	77,314,295
Materials	21,204,397	-	-	21,204,397
Total Common Stocks	403,321,154	-	-	403,321,154
Real Estate Investment Trusts	18,410,973	-	-	18,410,973
Short Term Investments	39,462,070	-	-	39,462,070
Total Investments in Securities	$461,194,197	$-	$-	$461,194,197

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$11,242,615	$1,365,952	$-	$12,608,567
Consumer Staples	2,864,405	161,000	-	3,025,405
Energy	5,979,652	-	-	5,979,652
Financials	7,625,543	-	-	7,625,543
Health Care	5,520,571	-	-	5,520,571
Industrials	15,788,654	1,155,432	-	16,944,086
Information Technology	22,552,122	455,955	-	23,008,077
Materials	3,075,563	-	-	3,075,563
Total Common Stocks	74,649,125	3,138,339	-	77,787,464
Real Estate Investment Trusts	976,824	-	-	976,824
Warrants
Information Technology	-	9,587	-	9,587
Total Warrants	-	9,587	-	9,587
Short Term Investments	875	-	-	875
Total Investments in Securities	$75,626,824	$3,147,926	$-	$78,774,750

Perritt Low Priced Stock Fund
Description		Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary		$193,542	$-	$-	$193,542
Energy		298,960	-	-	298,960
Financials		118,486	-	-	118,486
Health Care		245,604	-	-	245,604
Industrials		386,316	-	-	386,316
Information Technology		451,437	-	-	451,437
Materials		138,292	-	-	138,292
Telecommunication Services		35,013	-	-	35,013
Utilities		29,664	-	-	29,664
Total Common Stocks		1,897,314	-	-	1,897,314
Real Estate Investment Trusts		47,882	-	-	47,882
Short Term Investments		77,075	-	-	77,075
Total Investments in Securities		$2,022,271	$-	$-	$2,022,271

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting period:

		MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Transfers into Level 1		$-	$2,204,052	$-
Transfers out of level 1		-	(1,835,425)	-
Net transfers in (out of) Level 1		$-	$368,627	$-

Transfers into Level 2		$-	$1,835,425	$-
Transfers out of Level 2		-	(2,204,052)	-
Net Transfers in (out of) Level 2		$-	$(368,627)	$-

The securities transferred from Level 1 to Level 2 due to the securities not trading on the last day of the reporting period. The securities transferred from Level 2 to Level 1 are due to an increase of observable market data for those securities, which resulted from an increase in market activity.

On November 1, 2013, the combined market values of the MicroCap and Ultra MicroCap Funds Level 3 securities were zero. The Low Priced Stock Fund commenced operations on February 28, 2014. The Funds had no transfers into or out of Level 3 during the nine months ended July 31, 2014. As of July 31, 2014, the MicroCap Fund and the Low Priced Stock Fund did not hold any Level 3 securities. As of July 31, 2014, the market values of the Ultra MicroCap Fund's Level 3 securities were zero. As there is no active market for these Level 3 securities, the value is being derived from qualitative information. Specifically, fair value of the warrants is derived by calculating the difference between the underlying equity security's price and the strike price of the warrant. An increase in the underlying equity security's price will increase the fair value of the warrant security. Alternatively, a decrease in the underlying equity security's price will decrease the fair value of the warrant security.

The following table presents information about unobservable inputs related to the Ultra MicroCap Fund's categories of Level 3 investments as of July 31, 2014.

	Fair Value at 7/31/14	Valuation Techniques	Unobservable Inputs	Ranges
Equity Securities	$-	Intrinsic Value	No active market	$0.00 - $0.00
Warrants	$-	Intrinsic Value	Warrant strike price & underlying stock price	N/A

3. Transactions with Affiliates

The following issuers were affiliated with the Funds, as the Funds held 5% or more of the outstanding voting securities of the issuer during the period November 1, 2013 through
July 31, 2014. See Section (2)(a)(3) of the Investment Company Act of 1940.

Perritt MicroCap Opportunities Fund
Issuer Name	Share Balance At November 1, 2013	Additions	Reductions	Share Balance At July 31, 2014	Dividend Income	Value At July 31, 2014
Atlas Financial Holdings, Inc.1	452,800	-	-	452,800	$-	$6,456,928
Full House Resorts, Inc.	988,173	300	-	988,473	-	1,393,747
					$-	$7,850,675

Perritt Ultra MicroCap Fund
Issuer Name	Share Balance At November 1, 2013	Additions	Reductions	Share Balance At July 31, 2014	Dividend Income	Value At July 31, 2014
CTI Industries Corp.	150,300	27,800	4,600	173,500	$-	$791,160
Orbit International Corp.	145,000	132,064	20,064	257,000	-	722,170
SmartPros LTD.1	260,000	16,330	42,330	234,000	11,454	526,500
					$11,454	$2,039,830

1Issuer was not an affiliate as of July 31, 2014

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)  /s/ Michael J. Corbett
                                            Michael J. Corbett, President

Date   September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael J. Corbett
                                             Michael J. Corbett, President

Date  September 23, 2014

By (Signature and Title)* s/ Mark J. Buh
                                             Mark J. Buh, Treasurer

Date  September 23, 2014

* Print the name and title of each signing officer under his or her signature.